UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22986

Aberdeen Standard Investments ETFs
(Exact name of registrant as specified in charter)

712 Fifth Avenue – 49th Floor

New York, New York 10019

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (844) 383-7289

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Aberdeen Standard Investments ETFs
Semiannual Report

June 30, 2019

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (BCI)

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (BCD)

Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (AOIL)

(formerly, Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF)

Principal U.S. Listing Exchange: NYSE Arca

Beginning with the shareholder report for the period ending December 31, 2020, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by following instructions included with this disclosure or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following instructions included with this disclosure or by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Aberdeen Standard Investments ETFs

Table of Contents

Consolidated Schedule of Portfolio Investments

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF

June 30, 2019 (Unaudited)

See accompanying notes to the consolidated financial statements.

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 96.7%

U.S. TREASURY OBLIGATIONS - 96.7%
U.S. Treasury Bills
2.43%, 7/11/2019(a)	2,300,000	2,298,772
2.45%, 8/8/2019(a)	26,600,000	26,542,265
2.45%, 8/15/2019(a)	3,400,000	3,391,128
2.46%, 8/22/2019(a)(b)	10,250,000	10,218,997
2.28%, 9/5/2019(a)	26,000,000	25,900,496
2.08%, 9/26/2019(a)	3,500,000	3,482,491
2.40%, 10/17/2019(a)	5,800,000	5,764,461
2.37%, 11/14/2019(a)	37,100,000	36,812,681
2.32%, 11/29/2019(a)(b)	37,900,000	37,572,523
TOTAL U.S. TREASURY OBLIGATIONS (Cost $151,864,292)		151,983,814

Total Investments - 96.7% (Cost $151,864,292)		151,983,814
Other Assets Less Liabilities - 3.3%		5,110,271
Net Assets - 100.0%		157,094,085

(a)The rate shown was the current yield as of June 30, 2019.

(b)All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $29,796,500.

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,658,254
Aggregate gross unrealized depreciation	(3,467,072)
Net unrealized appreciation	$2,191,182
Federal income tax cost of investment securities	$151,864,292

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (concluded)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation ($)
Contracts Purchased
LME Aluminum Base Metal(a)	144	7/2019	USD	6,416,100	(324,994)
LME Nickel Base Metal(a)	62	7/2019	USD	4,702,080	(161,897)
LME Zinc Base Metal(a)	78	7/2019	USD	4,962,750	(640,196)
100 oz Gold	143	8/2019	USD	20,215,910	1,714,811
Lean Hogs	113	8/2019	USD	3,435,200	(344,087)
Live Cattle	125	8/2019	USD	5,217,500	(181,440)
Brent Crude Oil	193	9/2019	USD	12,494,820	(767,337)
Coffee ‘C’	97	9/2019	USD	3,981,244	303,197
Copper	167	9/2019	USD	11,328,862	243,112
Corn	465	9/2019	USD	9,875,437	(219,024)
KC HRW Wheat	78	9/2019	USD	1,799,850	(37,350)
LME Aluminum Base Metal(a)	141	9/2019	USD	6,345,881	68,199
LME Nickel Base Metal(a)	61	9/2019	USD	4,650,030	342,977
LME Zinc Base Metal(a)	77	9/2019	USD	4,814,425	32,133
Low Sulphur Gasoil	73	9/2019	USD	4,383,650	265,027
Natural Gas	437	9/2019	USD	9,972,340	(260,162)
NY Harbor ULSD	44	9/2019	USD	3,598,426	229,807
RBOB Gasoline	61	9/2019	USD	4,750,204	473,686
Silver	74	9/2019	USD	5,676,170	168,813
Wheat	183	9/2019	USD	4,824,338	43,581
WTI Crude Oil	236	9/2019	USD	13,810,720	1,262,365
Sugar No. 11	335	10/2019	USD	4,735,024	(74,802)
Soybean	197	11/2019	USD	9,091,550	271,632
Cotton No. 2	59	12/2019	USD	1,949,360	10,718
Soybean Meal	161	12/2019	USD	5,198,690	(27,987)
Soybean Oil	274	12/2019	USD	4,739,652	108,674
					2,499,456
Contracts Sold
LME Aluminum Base Metal(a)	(144)	7/2019	USD	(6,416,100)	(70,056)
LME Nickel Base Metal(a)	(62)	7/2019	USD	(4,702,080)	(344,069)
LME Zinc Base Metal(a)	(78)	7/2019	USD	(4,962,750)	(13,671)
					(427,796)
					2,071,660

(a)London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.

Abbreviations

USDUS Dollar

Commodity Allocation Summary*
Energy	31.3%
Agriculture	29.4%
Base Metals	17.3%
Precious Metals	16.5%
Livestock	5.5%
100.0%

*Expressed as a percentage of net notional value of the Fund’s commodity futures contracts.

Consolidated Schedule of Portfolio Investments

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

June 30, 2019 (Unaudited)

See accompanying notes to the consolidated financial statements.

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 95.7%

U.S. TREASURY OBLIGATIONS - 95.7%
U.S. Treasury Bills
2.45%, 8/8/2019(a)(b)	1,740,000	1,736,224
2.13%, 9/19/2019(b)	160,000	159,263
2.18%, 9/26/2019(b)	1,575,000	1,567,121
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,461,511)		3,462,608

Total Investments - 95.7% (Cost $3,461,511)		3,462,608
Other Assets Less Liabilities - 4.3%		155,971
Net Assets - 100.0%		3,618,579

(a)All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $498,910.

(b)The rate shown was the current yield as of June 30, 2019.

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,737
Aggregate gross unrealized depreciation	(136,618)
Net unrealized appreciation	$28,119
Federal income tax cost of investment securities	$3,461,511

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (continued)

June 30, 2019 (Unaudited)

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation ($)
Contracts Purchased
LME Aluminum Base Metal(a)	3	7/2019	USD	133,669	(7,874)
LME Nickel Base Metal(a)	1	7/2019	USD	75,840	7,778
LME Zinc Base Metal(a)	2	7/2019	USD	127,250	4,342
LME Aluminum Base Metal(a)	3	9/2019	USD	135,019	(6,774)
LME Nickel Base Metal(a)	1	9/2019	USD	76,230	(2,914)
LME Zinc Base Metal(a)	2	9/2019	USD	125,050	(11,871)
LME Aluminum Base Metal(a)	3	11/2019	USD	136,181	(1,456)
LME Nickel Base Metal(a)	1	11/2019	USD	76,320	5,138
LME Zinc Base Metal(a)	2	11/2019	USD	124,450	(3,045)
Low Sulphur Gasoil	1	11/2019	USD	60,225	(2,902)
Natural Gas	11	11/2019	USD	263,890	(38,914)
NY Harbor ULSD	1	11/2019	USD	82,274	(4,774)
RBOB Gasoline	2	11/2019	USD	139,146	(4,126)
Soybean	5	11/2019	USD	230,750	(2,255)
WTI Crude Oil	5	11/2019	USD	291,100	(15,795)
100 oz Gold	3	12/2019	USD	427,530	32,441
Coffee ‘C’	2	12/2019	USD	84,788	12,761
Copper	4	12/2019	USD	272,050	(5,387)
Corn	10	12/2019	USD	215,750	26,890
Cotton No. 2	2	12/2019	USD	66,080	(7,823)
KC HRW Wheat	2	12/2019	USD	48,450	5,568
Lean Hogs	3	12/2019	USD	85,380	(6,341)
Live Cattle	3	12/2019	USD	132,300	(921)
Silver	2	12/2019	USD	154,470	4,794
Soybean Meal	3	12/2019	USD	96,870	2,689
Soybean Oil	6	12/2019	USD	103,788	(7,263)
Wheat	5	12/2019	USD	134,625	20,420
Brent Crude Oil	4	1/2020	USD	254,240	15,730
Sugar No. 11	8	3/2020	USD	121,408	(803)
					7,313
Contracts Sold
LME Aluminum Base Metal(a)	(3)	7/2019	USD	(133,669)	6,719
LME Nickel Base Metal(a)	(1)	7/2019	USD	(75,840)	2,966
LME Zinc Base Metal(a)	(2)	7/2019	USD	(127,250)	10,742
LME Aluminum Base Metal(a)	(3)	9/2019	USD	(135,019)	1,307
LME Nickel Base Metal(a)	(1)	9/2019	USD	(76,230)	(5,380)
LME Zinc Base Metal(a)	(2)	9/2019	USD	(125,050)	3,355
					19,709
					27,022

(a)London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.

Abbreviations

USDUS Dollar

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (concluded)

June 30, 2019 (Unaudited)

Commodity Allocation Summary*
Agriculture	30.6%
Energy	30.3%
Base Metals	16.9%
Precious Metals	16.2%
Livestock	6.0%
100.0%

*Expressed as a percentage of net notional value of the Fund’s commodity futures contracts.

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF1

June 30, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 90.7%

U.S. TREASURY OBLIGATIONS - 90.7%
U.S. Treasury Bills
2.46%, 7/11/2019(a)	200,000	199,893
2.18%, 9/26/2019(a)	655,000	651,723
2.39%, 10/3/2019(a)	205,000	203,883
2.41%, 10/17/2019(a)(b)	2,500,000	2,484,681
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,537,088)		3,540,180

Total Investments - 90.7% (Cost $3,537,088)		3,540,180
Other Assets Less Liabilities - 9.3%		364,875
Net Assets - 100.0%		3,905,055

(a)The rate shown was the current yield as of June 30, 2019.

(b)All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $496,930.

As of June 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$362,776
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$362,776
Federal income tax cost of investment securities	$3,537,088

Futures contracts outstanding as of June 30, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Contracts Purchased
WTI Crude Oil	67	9/2019	USD	3,920,840	359,684
					359,684

Cash collateral in the amount of $33,710 was pledged to cover margin requirements for open futures contracts as of June 30, 2019.

Abbreviations

USDUS Dollar

Commodity Allocation Summary*
Crude Oil	100.0%

*Expressed as a percentage of net notional value of the Fund’s commodity futures contracts.

1Effective February 28, 2019, Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF was renamed Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF, including changes to the investment objective, primary index and strategy.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy	Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF
ASSETS:
Investments, at cost	$151,864,292	$3,461,511	$3,537,088
Investments, at value	151,983,814	3,462,608	3,540,180
Cash	18,344	—	2,359
Unrealized appreciation on open futures contracts	5,538,732	163,640	359,684
Deposits with broker for futures contracts	3,116,730	131,571	—
Segregated cash balances with brokers for futures contracts	—	—	33,710
Total Assets	160,657,620	3,757,819	3,935,933
LIABILITIES:
Unrealized depreciation on open futures contracts	3,467,072	136,618	—
Advisory fees payable	96,463	2,622	3,901
Due to broker for futures contracts	—	—	26,977
Total Liabilities	3,563,535	139,240	30,878
NET ASSETS	$157,094,085	$3,618,579	$3,905,055
NET ASSETS CONSIST OF:
Paid in Capital	$162,499,828	$3,710,094	$3,804,914
Distributable earnings (loss)	(5,405,743)	(91,515)	100,141
NET ASSETS	$157,094,085	$3,618,579	$3,905,055
Shares (unlimited number of shares authorized, no par value)	7,000,001	150,001	150,001
Net Asset Value	$22.44	$24.12	$26.03

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy	Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF
INVESTMENT INCOME:
Interest	$2,063,129	$43,809	$45,414
Total Investment Income	2,063,129	43,809	45,414

EXPENSES:
Advisory fees (Note 4)	257,583	6,172	9,161
Total Expenses before Adjustments	257,583	6,172	9,161
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(45,310)	(927)	(1,672)
Total Net Expenses after Adjustments	212,273	5,245	7,489
Net Investment Income (Loss)	1,850,856	38,564	37,925

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Transactions in investment securities	14,582	282	414
Expiration or closing of futures contracts	(9,424,036)	(155,945)	(299,378)
Net realized gain (loss)	(9,409,454)	(155,663)	(298,964)

Net change in unrealized appreciation (depreciation) from:
Investments in securities	102,869	1,051	2,733
Futures contracts	18,310,240	269,095	884,770
Net change in net unrealized appreciation (depreciation)	18,413,109	270,146	887,503
Net realized and unrealized gain (loss)	9,003,655	114,483	588,539
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,854,511	$153,047	$626,464

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Changes in Net Assets

For the Periods Indicated

	Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF		Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy		Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,850,856	$2,673,540	$38,564	$66,782	$37,925	$58,901
Net realized gain (loss)	(9,409,454)	(10,580,792)	(155,663)	(117,055)	(298,964)	327,764
Net Change in net unrealized appreciation/depreciation	18,413,109	(17,880,694)	270,146	(369,899)	887,503	(581,288)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,854,511	(25,787,946)	153,047	(420,172)	626,464	(194,623)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(2,188,699)	—	(55,304)	—	(190,622)
Total distributions	—	(2,188,699)	—	(55,304)	—	(190,622)

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	22,342,743	219,066,656	—	3,965,394	—	5,548,105
Cost of shares redeemed	(71,686,173)	(73,852,716)	—	(3,930,062)	—	(4,417,215)
Net Increase (Decrease) in Net Assets resulting from Capital Transactions	(49,343,430)	145,213,940	—	35,332	—	1,130,890
Total Increase (Decrease) in Net Assets	(38,488,919)	117,237,295	153,047	(440,144)	626,464	745,645

NET ASSETS:
Beginning of period	$195,583,004	$78,345,709	$3,465,532	$3,905,676	$3,278,591	$2,532,946
End of period	$157,094,085	$195,583,004	$3,618,579	$3,465,532	$3,905,055	$3,278,591

SHARE TRANSACTIONS:
Beginning of period	9,150,001	3,200,001	150,001	150,001	150,001	100,001
Issued	1,000,000	9,100,000	—	150,000	—	200,000
Redeemed	(3,150,000)	(3,150,000)	—	(150,000)	—	(150,000)
Shares outstanding, end of period	7,000,001	9,150,001	150,001	150,001	150,001	150,001

(a)Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights

For the Periods Indicated

	Selected Data For A Share Outstanding Throughout The Periods Indicated
	Per Share Operating Performance
	Investment Operations
	Net asset value, beginning of period	Net investment income (loss) (c)	Net realized and unrealized gain (loss) on investments	Total from investment operations
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
Six Months ended June 30, 2019 (Unaudited)	$21.38	$0.24	$0.82	$1.06
Year ended December 31, 2018	24.48	0.40	(3.26)	(2.86)
March 30, 2017* through December 31, 2017	25.00	0.13	0.58	0.71
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy
Six Months ended June 30, 2019 (Unaudited)	23.10	0.26	0.76	1.02
Year ended December 31, 2018	26.04	0.40	(2.97)	(2.57)
March 30, 2017* through December 31, 2017	25.00	0.03	1.03	1.06
Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF
Six Months ended June 30, 2019 (Unaudited)	21.86	0.25	3.92	4.17
Year ended December 31, 2018	25.33	0.41	(2.61)	(2.20)
March 30, 2017* through December 31, 2017	25.00	0.01	2.06	2.07

*Commencement of investment operations.

(a)Not annualized for periods less than one year.

(b)Annualized for periods less than one year.

(c)Per share net investment income (loss) has been calculated using the average daily shares method.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (futures contracts). In-Kind transactions are not included in the portfolio turnover calculations.

(g)Per share amount is less than $0.005.

See accompanying notes to the consolidated financial statements.

Selected Data For A Share Outstanding Throughout The Periods Indicated
Per Share Operating Performance							Ratios/Supplemental Data
Distributions					Total Return(a)		Ratios To Average Net Assets(b)				Supplemental Data
Net investment income	Net realized gains		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (Unaudited) (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (a)(f)

$—	$—		$—	$22.44	4.96%	4.09%	0.30%	0.25%	2.13%	2.18%	$157,094	__	%
(0.24)	—		(0.24)	21.38	(11.70)	(11.24)	0.34	0.29	1.62	1.67	195,583	__
(1.23)	__	(g)	(1.23)	24.48	3.05	3.09	0.36	0.32	0.66	0.70	78,346	__

—	—		—	24.12	4.42	3.97	0.34	0.29	2.08	2.14	3,619	__
(0.37)	—		(0.37)	23.10	(9.89)	(8.64)	0.34	0.29	1.48	1.53	3,466	__
(0.02)	__	(g)	(0.02)	26.04	4.24	3.08	0.78	0.72	0.13	0.19	3,906	__

—	—		—	26.03	19.08	17.06	0.48	0.39	1.89	1.98	3,905	__
(1.27)	—		(1.27)	21.86	(8.79)	(8.22)	0.46	0.39	1.43	1.49	3,279	__
(1.74)	—		(1.74)	25.33	8.66	8.88	0.92	0.85	(0.03)	0.05	2,533	__

Notes to Consolidated Financial Statements

June 30, 2019 (Unaudited)

1. Organization

Aberdeen Standard Investments ETFs (the “Trust”), was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of five series (collectively, the “Funds” or, individually, a “Fund”): Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF, Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF, Aberdeen Standard Bloomberg Agriculture Commodity Strategy K-1 Free ETF, Aberdeen Standard Bloomberg Energy Commodity Strategy K-1 Free ETF and Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (formerly known as Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each of the Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF, Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF commenced investment operations on March 30, 2017. The Aberdeen Standard Bloomberg Agriculture Commodity Strategy K-1 Free ETF and Aberdeen Standard Bloomberg Energy Commodity Strategy K-1 Free ETF have not commenced investment operations.

Each Fund is an actively managed exchange traded fund that seeks to provide a total return designed to closely correspond, before fees and expenses, to the performance of its relevant index. Each Fund is not an index tracking exchange traded fund and is not required to invest in all components of the index. However, each Fund will generally seek to hold similar interests to those included in the index and will seek exposure to many of the commodities included in the index under the same futures rolling schedule as the index.

Basis of Consolidation:

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Funds include the accounts of Aberdeen Standard All Commodity Fund Limited, a wholly-owned controlled foreign corporation of the Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF; Aberdeen Standard All Commodity Longer Dated Fund Limited, a wholly-owned controlled foreign corporation of the Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF; Aberdeen Standard WTI Crude Oil Fund Limited (formerly Aberdeen Standard Energy Longer Dated Fund Limited), a wholly-owned controlled foreign corporation of the Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF. Each Subsidiary is organized under the laws of the Cayman Islands (together, the “Subsidiaries” and, each, a “Subsidiary”). All intercompany balances and transactions between a Fund and its Subsidiary have been eliminated in consolidation.

Under normal market conditions, each Fund intends to invest in exchange traded commodity futures contracts through its Subsidiary. As a means to provide investment returns that are highly correlated to those of the index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles (such as exchange traded funds and other investment companies), swaps and exchange traded options on futures contracts, to the extent permitted under the 1940 Act and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange traded commodities futures contracts, “Commodities Instruments”). Each Fund may invest up to 25% of its total assets in its Subsidiary. As of June 30, 2019, the net assets of the Aberdeen Standard All Commodity Fund Limited were $34,964,057, which was 22.3% of the net assets of Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF. As of June 30, 2019, the net assets of the Aberdeen Standard All Commodity Longer Dated Fund Limited were $657,048, which was 18.2% of the net assets of Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF. As of June 30, 2019, the net assets of the Aberdeen Standard WTI Crude Oil Fund Limited were $862,464, which was 22.1% of the net assets of Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF.

As noted previously, each Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in its respective Subsidiary. Each Fund’s investment in its respective Subsidiary is intended to enable such Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. Each Fund and its respective Subsidiary have the same investment objective. However, the Subsidiaries may invest without limitation in the Commodities Instruments.

Notes to Consolidated Financial Statements (continued)

June 30, 2019 (Unaudited)

The remainder of each Fund’s assets that are not invested in its Subsidiary will be principally invested in: (1) short-term investment grade fixed-income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. Each Fund will use such instruments to generate a total return and to provide liquidity, serve as margin or otherwise collateralize investment in Commodities Instruments.

2. Summary of Significant Accounting Policies

The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

• Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

• Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Consolidated Financial Statements (continued)

June 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the period ended June 30, 2019.

The following is a summary of the valuations as of June 30, 2019, for each Fund based upon the three levels defined above.

	Level 1	Level 2	Total
	Futures Contracts*	U.S. Treasury Obligations	Investment Securities	Other Financial Instruments - Futures Contracts*
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	$2,071,660	$151,983,814	$151,983,814	$2,071,660
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	27,022	3,462,608	3,462,608	27,022
Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF	359,684	3,540,180	3,540,180	359,684

*These investments are recorded in the consolidated schedule of portfolio investments at the unrealized appreciation/(depreciation) on the investment.

Money Market Instruments

Each Fund invests a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivatives

Each Fund uses derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Funds’ use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Funds must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

Notes to Consolidated Financial Statements (continued)

June 30, 2019 (Unaudited)

Commodity Futures

Each Fund, through its Subsidiary, invests in exchange traded commodity futures contracts as part of its principal investment strategies. Commodity futures contracts are an agreement to buy or sell a certain amount of a commodity at a specific price on a specific date (their expiry) which are negotiated and traded on futures exchanges. Commodity futures contracts are generally based upon commodities within the following commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock.

Commodity futures contracts are traded on futures exchanges which provide a central marketplace to negotiate and transact futures contracts, a clearing corporation to process trades and a secondary market. Commodity futures exchanges provide standardization with regards to certain key features such as expiry dates, contract sizes and terms and conditions of delivery. Commodity futures exchanges set a maximum permissible price movement either up or down during a single trading day and when this limit has been reached, no trades may be placed that day at a price beyond that limit. Exchanges may also impose position limit rules limiting the value or number of contracts in one commodity that may be held by one market participant to ensure that the amount of futures contracts that any one party may hold in a particular commodity at any point in time to ensure that no one participant can control a significant portion of the market in a particular commodity.

More commonly, as futures contracts near expiry, they are often replaced with a later dated contract in a process known as “rolling”. For more information on “rolling” refer to the “Roll Yield” section in Note 12.

Commodity futures contract prices are generally comprised of the price of the relevant commodity as well as the costs of storing the physical commodity. Storage costs include (i) the time value of money invested in the physical commodity, (ii) plus the costs of storing the commodity, (iii) less any benefits of owning the physical commodity not obtained by the holder of a futures contract (the “convenience yield”).

Due to the volatility of commodity futures and the risk of credit risk exposure to the counterparty to the contract, commodity futures exchanges each have clearing corporations which act as counterparty to all contracts by either buying or selling directly to the market participants. This means that when each Subsidiary purchases or sells commodity futures contracts, their obligations will be to the clearing house and it will be the clearing house that is obliged to satisfy the Subsidiaries’ rights under a commodity futures contract.

To ensure a party to a futures contract fulfils its obligations to the clearing house, all participants are required to post and maintain a level of collateral (the collateral is known as “margin”). An exchange will set the margin requirements for the contracts which trade there and these can be modified by the terms of the futures contract. Margin requirements range upward from less than 5% of the value of the futures contract being traded. Margin requirements can be offset by other opposing futures transactions, in which situation margin payments will continue to be required.

When the price of a particular futures contract increases (in the case of a sale) or decreases (in the case of a purchase) and any loss on the futures contract indicates that the margin already held does not satisfy margin requirements, further margin must be posted. Conversely, if there is a favorable price change in the futures contract any excess margin may be removed from the relevant deposit account. Any gain or loss on London Metal Exchange (“LME”) futures contracts is not realized until their respective maturity dates. At period end, the net unrealized appreciation and depreciation on LME futures contracts is included in unrealized appreciation and unrealized depreciation on open futures contracts on the Consolidated Statements of Assets and Liabilities. Any margin deposited by a Subsidiary should earn interest income.

SEC guidance sets out certain requirements with respect to coverage of futures positions by registered investment companies with which each Fund and each Subsidiary will comply. This includes, in certain circumstances, the need to segregate cash or liquid securities on its books and records and to engage in other appropriate measures to ensure its obligations under particular futures or derivative contracts are covered. Cash settled futures contracts will require a Fund to segregate liquid assets in an amount equal to its daily mark-to-market (net) obligation under that contract. Any securities held in a segregated account or otherwise earmarked for these purposes may not be sold while a Fund maintains the relevant position, unless they are replaced with other permissible assets. Each Fund may also purchase put options as a means of covering its investments if they are on the same futures contract and their strike price is as high, or higher, than the price of the relevant contracts. Each Subsidiary may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

Notes to Consolidated Financial Statements (continued)

June 30, 2019 (Unaudited)

For the period ended June 30, 2019, the quarterly average notional value of the Futures Contracts held by the Funds was as follows:

	Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF
Average Notional Value Purchased	$181,933,360	$4,217,223	$3,751,175
Average Notional Value Sold	14,187,762	645,266	__

The following tables indicate the location of derivative instruments on the Consolidated Statements of Assets and Liabilities as well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of June 30, 2019
Fund	Derivative Risk Type	Derivatives not accounted for as Hedging instruments under ASC 815	Location	Assets Value*	Liabilities Value*
	Commodity	Futures Contracts	Consolidated Statements of Assets and Liabilities
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF				$5,538,732	$(3,467,072)
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy ETF				163,640	(136,618)
Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF				359,684	__

* Includes cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedules of Portfolio Investments.

The Effect of Derivative Instruments on the Consolidated Statements of Operations as of June 30, 2019
Fund	Derivative Risk Type	Derivatives not accounted for as Hedging instruments under ASC 815	Net Realized Gain (Loss) on Futures Contracts	Change in Unrealized Appreciation (Depreciation) on Futures Contracts
	Commodity	Futures Contracts
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF			$(9,424,036)	$18,310,240
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy ETF			(155,945)	269,095
Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF			(299,378)	884,770

Taxes and Distributions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to its shareholders. Accordingly, no federal income tax provision is required in the financial statements.

The Subsidiaries are exempted Cayman investment companies and as such are not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are controlled foreign corporations not subject to U.S. income taxes. As wholly-owned controlled foreign corporations, the Subsidiaries’ net income and capital gains, if any, will be included each year in the Funds’ investment company taxable income.

Notes to Consolidated Financial Statements (continued)

June 30, 2019 (Unaudited)

The Board oversees management of the Funds. As of June 30, 2019, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds pay out dividends and distribute net capital gains, if any, to shareholders at least annually. Ordinarily, dividends from net investment income, if any, are declared and paid annually by each Fund. Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. These distributions may be taxed as ordinary income or capital gains.

The management of each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

3. Investment Transactions and Related Income and Expenses

Throughout the reporting period, investment transactions are recorded on trade date.

Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

4. Transactions with Related Parties, Investment Advisory Fees

Under the terms of the Trust’s Investment Advisory Agreement (the “Advisory Agreement”), Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) is subject to the supervision of the Board and will be responsible for the day-to-day business of the Trust, including the day-to-day management of risk of the Funds in accordance with each Fund’s investment objectives and policies. As compensation for its advisory services and assumption of each Fund’s expenses, the Advisor is entitled to a management fee, computed daily and payable monthly, at an annual rate of 0.25% (Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF); 0.29% (Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF), and 0.39% (Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF) of average daily net assets of each Fund and its Subsidiary. Vident Investment Advisory, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Funds and Subsidiaries. A Trustee and certain officers of the Trust are employees of the Advisor or its affiliates, or the Administrator.

The Advisor pays most of the expenses of the Funds, including the cost of the Sub-Advisor, transfer agency, custody, fund administration, Independent Trustees and all other non-distribution related services necessary for the Funds to operate (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, legal fees or expenses in connection with litigation or arbitration, extraordinary expenses, taxes, fees related to securities lending and distribution expenses paid by the Funds under their Rule 12b-1 Plans.

The Advisor has contractually agreed to waive the management fees that it receives from the Funds in an amount equal to the management fees paid to the Advisor by the Subsidiaries. This undertaking will continue in effect until at least May 1, 2020, and for so long as the Funds invest in the Subsidiaries and may be terminated only with the approval of the Board, except that it would terminate automatically if the Advisory Agreement with the Trust terminates.

5. Administration Fees

JPMorgan Chase Bank, N.A. (the “Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

Notes to Consolidated Financial Statements (continued)

June 30, 2019 (Unaudited)

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

Each of the three Independent Trustees is paid quarterly an aggregate fee consisting of a $25,000 annual retainer, plus expenses, for his or her services as a Trustee of the Trust and as a member of any Board committees. These fees and expenses are Covered Expenses as defined above.

8. Distribution and Service Plan

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9). Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which payment of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Funds.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares. Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transaction may be subject to customary commission rates imposed by the broker-dealer. Information related to share transactions for each Fund during the reporting period is presented on the Consolidated Statements of Changes in Net Assets. The Funds each offer one class of shares, which has no front end sales load, no deferred sales charge and no redemption fee.

A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. Each Fund may adjust the transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

Fund	Transaction Fee	Maximum Transaction Fee
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	$250	2%
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$250	2%
Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF	$250	2%

10. Investment Transactions

For the period ended June 30, 2019, there were no costs associated with securities purchased or proceeds from sales of securities as all of the operational Funds were invested in short-term securities only.

Notes to Consolidated Financial Statements (continued)

June 30, 2019 (Unaudited)

11. In-Kind Transactions

Each Fund may deliver its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities can be transferred for redemptions at fair value. For financial reporting purposes, each Fund records net realized gains and losses in connection with each transaction. Each Fund may also receive securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended June 30, 2019, there were no in-kind transactions.

12. Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of an investment in a Fund could decline and an investor could lose money. Also, there is no assurance that the Advisor or the Sub-Advisor will achieve the Funds’ objectives.

An investment is subject to the following risks:

• Active Fund Management

Each Fund is an ETF that seeks to provide total return through actively managed exposure to the their respective index. The Funds actively manage commodity and commodity-linked futures and other financial instruments and are not designed to track the Index. The Advisor and Sub-Advisor will determine the investments of the Funds and the Subsidiary on a discretionary basis, but there can be no guarantee that the Funds will meet their investment objectives.

• Authorized Participants

The Funds have entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or for any reason be unable to create or redeem shares of the Funds and new Authorized Participants not appointed in their place, shares of the Funds may trade at a discount to that Fund’s net asset value and possibly face delisting.

• Cash Redemption Risk

Each Fund expects to effect its creations and redemptions primarily for cash due to the nature of its investments. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may cause the Funds to recognize investment income and/or capital gains that it might not have recognized if it had made a redemption in-kind. As a result, the Funds may be less tax efficient and may have to pay out higher annual distributions than if the in-kind redemption process was used. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of a Fund on an exchange.

• Cayman Subsidiary

Changes in the laws of the United States (where the Funds are organized) and/or the Cayman Islands (where each Subsidiary is incorporated) could prevent a Fund and/or the relevant Subsidiary from operating as described in the Prospectus and the SAI and could negatively affect a Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on each Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require a Subsidiary to pay Cayman Islands taxes, this could lead to a decrease in the NAV of the Fund.

• Commodity Pool Regulatory Risk

Each Fund is deemed to be a commodity pool due to its investment exposure to commodity futures contracts and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and the Sub-Advisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Sub-Advisor, and each Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs for the Advisor or Sub-Advisor and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.

Notes to Consolidated Financial Statements (continued)

June 30, 2019 (Unaudited)

• Commodity Price Risk

The NAV of a Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts as explained in “Roll Yield” below.

Prices of commodity futures contracts fluctuate widely and have in the past experienced periods of extreme volatility and this may be affected by:

•commodity prices generally;

•trading activities on the exchanges upon which they trade, which might be impacted by the liquidity in the futures contracts; and

•trading activity specific to particular futures contract(s) and maturities.

• Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

• Energy Sector Risk

Through its exposure to energy commodities, the Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF is subject to the risks of the energy sector and companies engaged in energy production and exploration. The energy sector and the price of energy commodity futures may be adversely affected by changes to or trends that affect commodity prices, the imposition of import controls, and government regulations related to environmental protection, health and safety. In addition, companies in the energy sector and the price of energy commodity futures may be impacted by economic conditions, technological developments, competition from alternative energy sources, and potential civil liabilities, such as environmental damage claims.

• Risks Specific to the Crude Oil Markets. The price of crude oil depends largely upon the supply and demand for oil. In particular, the demand for oil may be driven by governments or large institutions. Other factors that may significantly impact the price of crude oil include technological innovations related to extraction, refining and processing, storage costs, government regulation, social unrest or political upheaval in oil producing countries, and crude oil hedging activity by crude oil producers.

• Fixed-Income Securities and Money Market Instruments

A decline in an issuer’s credit rating or a rise in interest rates could cause the value of a fixed-income security or money market instrument to decrease. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. The Funds may be subject to a heightened risk of rising interest rates due to the current historically low interest rate environment and the likely impact on market conditions of any potential government fiscal policy initiatives that respond to these low rates. In addition, a Fund’s income may decline due to falling interest rates or other factors.

• Futures Contracts

The risk of loss in trading futures contracts in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not currently plan to use futures contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures by a Fund, through its Subsidiary, involves the risk of loss by the Subsidiary of margin deposits in the event of bankruptcy of a broker with whom the Subsidiary has an open position in the futures contract.

Notes to Consolidated Financial Statements (concluded)

June 30, 2019 (Unaudited)

There is also liquidity risk that a particular future cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. If the Subsidiary encounters problems and it is not possible to close out the relevant positions, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. This could prevent a Subsidiary from being able to sell a security or make an investment at the optimum time or require it to sell that investment at a disadvantageous time. Due to liquidity risk in the underlying instruments, there is no assurance that any futures position can be sold or closed out at a time and price that is favorable to the Subsidiary.

Although it is intended that the Subsidiaries will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

• General Market Risk

An investment in the Funds should be made with an understanding that the value of each Fund’s assets may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular asset or issuer and changes in general economic or political conditions (see Commodity Price Risk). An investor in the Funds could lose money over short or long periods of time.

• Investment Company Securities

Through its holdings of securities of other investment companies, including exchange-traded funds, the Fund will bear a proportionate share of the fees and expenses paid by such other investment company, including advisory and administrative fees.

• Leverage Risk

Certain of the Funds’ investments in derivatives (through the Subsidiaries) may give rise to a form of economic leverage as changes in the value or level of the assets underlying those derivatives can result in an increase in the gains or losses on the investment held by the Funds which could lead to losses to the Funds of greater than the investment in the derivative instrument. The Funds and Subsidiaries will comply with SEC guidance which requires them to maintain segregated assets equal to the value of all such derivative investments but the impact of this economic leverage may cause the Fund to realize it positions in these or other portfolio investments to meet the associated obligations at a time when it may not be advantageous for the Fund to do so.

• Liquidity

Generally, only Authorized Participants may redeem Fund shares. Investors other than Authorized Participants wishing to realize their Fund shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Fund shares in the public trading market. Although each Fund’s shares are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained.

• Roll Yield

The Funds, through the Subsidiaries, expect to invest in futures contracts which, as they near expiry, need to be replaced with later dated contracts in a process known as “rolling”. As the exchange traded futures contracts approach expiration, they will be sold prior to their expiry date and similar contracts that have a later expiry date are purchased. Thus, for example, a futures contract purchased and held in August may specify an October expiration. As time passes, the contract expiring in October may be replaced by a contract for delivery in November. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a ‘roll yield’ and this can be either a positive amount or a negative amount. If the market for these contracts is (putting aside other considerations) in “backwardation”, which means that the prices are lower in the distant delivery months than in the nearer delivery months, the sale of the October contract would take place at a price that is higher than the price of the November contract, thereby creating a “roll yield”. While some of the contracts a Fund may hold have historically exhibited consistent periods of backwardation, backwardation may not exist at all times. Moreover, certain commodities, such as gold, have historically traded in “contango” markets. Contango markets are those in which the prices of contracts are higher in the distant delivery months than in the nearer delivery months. The absence of backwardation and presence of contango in a particular commodity market could result in negative “roll yields”, which could adversely affect the value of a Fund which holds the relevant futures contracts. However, the

Notes to Consolidated Financial Statements (concluded)

June 30, 2019 (Unaudited)

existence of contango (or backwardation) in a particular commodity market does not automatically result in negative (or positive) “roll yields”. The actual realization of a potential roll yield will be dependent upon the shape of the futures curve. The term ‘futures curve’ refers to the relationship between the price of futures contracts over different futures contract maturity dates when plotted in a graph. If the relevant part of the commodity futures curve is in backwardation — a downward sloping futures curve — then, all other factors being equal, the price of a product or index holding that future will tend to rise over time as lower futures prices converge to higher spot prices. The opposite effect would occur for contango.

• Shares of a Fund May Trade at Prices Other than NAV

Although it is expected that the market price of the shares of a Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Funds face numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Funds invest, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

• Swap Agreements

Swaps can involve greater risks than a direct investment in an underlying asset and these may increase or decrease the overall volatility of the Fund’s investment and its share price. As with other transactions, a Fund will bear the risk that the counterparty will default, which could cause losses to the Fund.

• Tax Risk

In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), each Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of a Fund’s commodity-related investments, if made directly, will not generate income that is qualifying income and will require the Fund to limit its investments to comply with the asset diversification test. If a Fund was to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by a Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in such Fund. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

13. Indemnifications

Under the Trust’s organizational documents, the Trustees (and its directors, employees and agents) and the Advisor (and its members, managers, directors, officers, employees and affiliates) are indemnified by the Trust against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Funds expect the risk of loss to be remote.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements.

Aberdeen Standard Investments ETFs

Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2019.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2019.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 06/30/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
Actual	$1,000.00	$1,049.60	$1.27	0.25%
Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy ETF
Actual	$1,000.00	$1,044.20	$1.47	0.29%
Hypothetical	$1,000.00	$1,023.36	$1.45	0.29%
Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF
Actual	$1,000.00	$1,190.80	$2.12	0.39%
Hypothetical	$1,000.00	$1,022.86	$1.96	0.39%

*Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Aberdeen Standard Investments ETFs

Additional Information (Unaudited)

Proxy Voting Information

A description of the Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.aberdeenstandardetfs.us or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling 844-ETFS-BUY (844-383-7289).

When available, information regarding how a Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling 844-ETFS-BUY (844-383-7289) or by visiting either www.aberdeenstandardetfs.us or the SEC’s website at www.sec.gov.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.aberdeenstandardetfs.us. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. No later than 60 days after the end of each fiscal quarter, each Fund files with the SEC on form N-PORT, a complete schedule of its fund holdings as of each month-end during the relevant quarter. Prior to March 31, 2019, each Fund filed with the SEC on form N-Q, a complete schedule of its fund holdings for the first and third quarters of its fiscal year. The Fund’s Form N-PORT and Form N-Q are available on the SEC’s website at www.sec.gov.

Premium/Discount and NAV Information

Information regarding each Fund’s NAV and how often shares of the Funds traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the most recently completed calendar year and most recently completed calendar quarters are available on the website at www.aberdeenstandardetfs.us.

Aberdeen Standard Investments ETFs

c/o ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Must be accompanied or preceded by a Prospectus.

Distributor: ALPS Distributors, Inc.

Item 2. Code Of Ethics.

Not Applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	Change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Standard Investments ETFs

By:	/s/Bev Hendry
Bev Hendry
President
September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Bev Hendry
Bev Hendry
President
September 4, 2019

By:	/s/Andrea Melia
Andrea Melia
Treasurer and Principal Financial Officer
September 4, 2019